CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues (Note 12)	$ 2,050	$ 813	$ 3,288
Cost of revenues: (Note 12)
Costs and expenses	669	97	1,028
Royalties to the Government of Israel (Note 6)	48	12	97
Total cost of revenues	717	109	1,125
Gross profit	1,333	704	2,163
General and administrative	638	1,163	2,322
Operating profit (loss)	695	(459)	(159)
Financial income (expenses), net	52	438	(3,494)
Net profit (loss) from continuing operation	747	(21)	(3,653)
Discontinued operation
Operating loss from discontinued operation		(107)	(9,801)
Capital gain from sale of discontinued operation		6,907
Net profit (loss) from Discontinued operation		6,800	(9,801)
Net profit (loss)	$ 747	$ 6,779	$ (13,454)
Per share data-
Basic and Diluted earnings (loss) from continuing operations	$ 0.278	$ (0.008)	$ (1.471)
Basic and Diluted earnings (loss) from discontinued operations		$ 2.451	$ (3.947)
Basic and Diluted earnings (loss)	$ 0.278	$ 2.443	$ (5.418)
Shares used in computing loss per ordinary share:
Basic and Diluted	2,690,857	2,690,857	2,482,863